Debt and Senior Secured Convertible Notes - Schedule of Debt (Parenthetical) (Detail) (Convertible Notes [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible Notes [Member]
Debt Instrument [Line Items]
Senior secured convertible notes, due date	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014